Financial liabilities - Heights convertible notes (Details) € / shares in Units, € in Thousands		3 Months Ended		6 Months Ended
	Jul. 30, 2025 EUR (€) note € / shares shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€)	Jul. 23, 2025 note
Disclosure of detailed information about borrowings [line items]
Day-one gain on recognition of financial liabilities		€ 0	€ 147	€ 0	€ 295
Number of ordinary shares issued (in shares) | shares				877,310
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Day-one gain on recognition of financial liabilities	€ 1,262			€ 2,359
Number of convertible notes converted | note	200					150
Notional amount	€ 21,900
Number of ordinary shares issued (in shares) | shares	920,377
Conversion of Kreos OCABSA and heights notes	€ 53,921
Heights convertible notes | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Borrowings, fixed conversion price (euro per share) | € / shares	€ 23.7674